Long-term debt	3 Months Ended	12 Months Ended
	Jun. 30, 2024	Mar. 31, 2024
Debt Disclosure [Abstract]
Long-term debt

Note 4 - Long-term debt

Long-term debt consists of the following:

	June 30, 2024	March 31, 2024
Loan from the director of ATGBA	$833	$834
Loan from an affiliate	737	498
Non-current portion of vehicle loan	105	108
	$1,675	$1,440

For additional information on the loan from the director of ATGBA, Mr. Vaibhav Rao, to a subsidiary company and loan from an affiliate, see Note 8 – Related Party Transactions - point (g) and (d), respectively.

Vehicle loan

On December 7, 2022, the Company entered into a vehicle loan, secured by the vehicle, for INR 11,450 (or approximately $137 at the exchange rate in effect on June 30, 2024) at 10.75% from Mercedes-Benz Financial Services India Pvt. Ltd. The Company is required to repay the loan in 48 monthly instalments beginning January 4, 2023.

As of June 30, 2024, the future maturities of debt by fiscal year are as follows:

2025	$10
2026	848
2027	591
2028	240
Total future maturities of debt	$1,689

Note 9 - Long-term debt

Long-term debt consists of the following:

	As of March 31,
	2024	2023
Loan from the director of ATGBA	$834	$845
Loan from an affiliate	498	-
Non-current portion of vehicle loan	108	124
	$1,440	$969

For additional information on the loan from the director of ATGBA, Mr. Vaibhav Rao, to a subsidiary company and loan from an affiliate, see Note 14 – Related Party Transactions - point (g) and (d), respectively.

Vehicle loan

On December 7, 2022, the Company entered into a vehicle loan, secured by the vehicle, for INR 11,450 (or approximately $137 at the exchange rate in effect on March 31, 2024) at 10.75% from Mercedes-Benz Financial Services India Pvt. Ltd. The Company is required to repay the loan in 48 monthly instalments beginning January 4, 2023.

As of March 31, 2024, the future maturities of debt by fiscal year are as follows:

2025	$13
2026	849
2027	591
Total future maturities of debt	$1,453